Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Defined Benefit Plan Disclosure [Line Items]
Selling, general and administrative expenses	$ 32,022,180	$ 38,101,920	$ 66,742,382	$ 61,707,664	$ 41,479,195
Other income	601,653	172,470	834,153	497,186	596,801
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Selling, general and administrative expenses	13,081,966	15,869,285	26,548,057	25,235,001	16,680,567
Other income	$ 673	$ 18,077	$ 21,712	$ 84,728	$ 101,687